Accounts Receivable - Summary of Changes in Impairment Loss of Doubtful Accounts (Detail) - Trade receivables [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Beginning balance	¥ 5,762	¥ 6,549
Impairment loss recognized	3,415	3,797
Accounts receivable written off	(3,509)	(4,584)
Ending balance	¥ 5,668	¥ 5,762